Schedule of Computation Of Diluted Net loss Per Share (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Earnings (loss) per common share attributable to the Corporation’s shareholders
Net loss attributable to the Corporation’s shareholders	$ 5,593,035	$ 8,986,289
Basic and diluted weighted average shares outstanding	35,216,000	35,216,000
Basic and diluted net loss per share, Common stock	$ (0.16)	$ (0.26)